MARKETABLE SECURITIES (Schedule of debt and equity securities) (Details) (USD $)	Jul. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months	$ 13,749
Fair value	693,006
Mutual funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months	12,052
Fair value	511,322
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months	1,697
Fair value	$ 181,684